REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
Regulatory Capital
The Bank's actual capital amounts and ratios are presented in the following table:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio

At December 31, 2012
Tangible capital (to tangible assets)	$73,612	10.45%	$10,562	1.50%	$—	N/A
Core capital (to adjusted tangible assets)	73,612	10.45%	28,164	4.00%	35,206	5.00%
Tier 1 capital (to risk weighted assets)	73,612	16.63%	17,703	4.00%	26,555	6.00%
Total Risk	79,161	17.89%	35,407	8.00%	44,259	10.00%

At December 31, 2011
Tangible capital (to tangible assets)	69,144	10.21%	10,154	1.50%	—	N/A
Core capital (to adjusted tangible assets)	69,144	10.21%	27,078	4.00%	33,847	5.00%
Tier 1 capital (to risk weighted assets)	69,144	17.31%	15,976	4.00%	23,965	6.00%
Total Risk	74,147	18.56%	31,953	8.00%	39,941	10.00%